Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2024
Variable Interest Entity, Primary Beneficiary
Information about Variable Interest Entities (Consolidated and Non-consolidated)
1.	Consolidated VIEs
March 31, 2023

	Millions of yen
Types of VIEs	Total assets*1	Total liabilities*1	Assets which are pledged as collateral *2	Commitments*3
(a) VIEs for liquidating customer assets	¥0	¥0	¥0	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	1,907	1	0	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	55,456	13,060	15,596	0
(d) VIEs for corporate rehabilitation support business	664	7	0	0
(e) VIEs for investment in securities	180,569	399	0	62,340
(f) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	224,949	155,706	224,949	0
(g) VIEs for securitization of loan receivable originated by third parties	548	1,106	548	0
(h) VIEs for power generation projects	258,396	164,813	187,892	38,099
(i) Other VIEs	168,574	63,864	137,481	0

Total	¥891,063	¥398,956	¥566,466	¥100,439

March 31, 2024

	Millions of yen
Types of VIEs	Total assets*1	Total liabilities*1	Assets which are pledged as collateral *2	Commitments*3
(a) VIEs for liquidating customer assets	¥0	¥0	¥0	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	1,657	1	0	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	51,654	10,461	16,434	0
(d) VIEs for corporate rehabilitation support business	5,043	29	0	0
(e) VIEs for investment in securities	217,715	117	0	77,566
(f) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	213,615	165,062	213,615	0
(g) VIEs for securitization of loan receivable originated by third parties	497	1,015	497	0
(h) VIEs for power generation projects	236,715	156,000	181,610	42,102
(i) Other VIEs	165,278	54,648	122,712	0

Total	¥892,174	¥387,333	¥534,868	¥119,668

*1	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
*2	The assets are pledged as collateral by VIE for financing of the VIE.
*3	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

Variable Interest Entity, Not Primary Beneficiary
Information about Variable Interest Entities (Consolidated and Non-consolidated)
2.	Non-consolidated VIEs
March 31, 2023

	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries
Types of VIEs	Total assets	Non-recourse loans	Investments	Maximum exposure to loss *
(a) VIEs for liquidating customer assets	¥8,247	¥0	¥991	¥991
(b) VIEs for acquisition of real estate and real estate development projects for customers	648,468	10,721	8,805	20,526
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	10,887,430	0	98,742	173,314
(f) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of loan receivable originated by third parties	901,544	0	10,475	10,475
(h) VIEs for power generation projects	16,138	0	3,691	4,491
(i) Other VIEs	1,726,717	3,333	28,835	43,405

Total	¥14,188,544	¥14,054	¥151,539	¥253,202

March 31, 2024

	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries
Types of VIEs	Total assets	Non-recourse loans	Investments	Maximum exposure to loss *
(a) VIEs for liquidating customer assets	¥0	¥0	¥0	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	1,196,344	52,666	11,773	67,439
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	23,366,221	0	223,264	318,007
(f) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of loan receivable originated by third parties	1,396,339	0	14,691	14,691
(h) VIEs for power generation projects	14,830	0	2,630	4,680
(i) Other VIEs	2,308,142	3,778	42,512	70,016

Total	¥28,281,876	¥56,444	¥294,870	¥474,833

*	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.